UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
(Name and address of agent for service)
Registrant’s telephone number, including area code 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.8%):
976,654	AZL AIM International Equity Fund	$12,608,602
2,206,809	AZL BlackRock Capital Appreciation Fund	24,230,759
1,028,971	AZL Columbia Mid Cap Value Fund	6,431,069
628,586	AZL Columbia Small Cap Value Fund	5,305,266
2,466,683	AZL Davis NY Venture Fund	24,494,160
1,202,357	AZL International Index Fund*	15,714,805
1,065,043	AZL Jennison 20/20 Focus Fund	12,599,460
3,139,685	AZL JPMorgan U.S.Equity Fund	24,803,509
556,574	AZL Mid Cap Index Fund*	6,901,523
993,110	AZL NFJ International Value Fund*	12,771,390
249,301	AZL OCC Opportunity Fund*	2,674,999
5,975,942	AZL S&P 500 Index Fund, Class 2	43,445,101
1,682,195	AZL Schroder Emerging Markets Equity Fund, Class 2	12,162,268
912,877	AZL Small Cap Stock Index Fund*	6,910,479
1,551,364	AZL Strategic Investments Trust*	8,392,877
360,990	AZL Turner Quantitative Small Cap Growth Fund*	2,656,889
3,042,762	AZL Van Kampen Comstock Fund	22,181,736
1,705,397	AZL Van Kampen Global Real Estate Fund	12,449,401
625,006	AZL Van Kampen Mid Cap Growth Fund*	6,450,059
1,752,807	PIMCO PVIT CommodityRealReturn Strategy Portfolio	15,144,252
1,192,705	PIMCO PVIT Emerging Markets Bond Portfolio	14,944,589
3,115,634	PIMCO PVIT Global Bond Portfolio (Unhedged)	43,463,091
4,449,310	PIMCO PVIT High Yield Portfolio	31,189,665
1,828,426	PIMCO PVIT Real Return Portfolio	23,202,728
12,367,964	PIMCO PVIT Total Return Portfolio	138,026,482

Total Affiliated Investment Companies
(Cost $466,156,508)		529,155,159

Total Investment Securities
(Cost $466,156,508)(a)—99.8%		529,155,159
Net other assets (liabilities) — 0.2%		1,161,049

Net Assets — 100.0%		$530,316,208

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $490,003,404. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$66,964,838
Unrealized depreciation	(27,813,083)

Net unrealized appreciation	$39,151,755

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
2,419,113	AZL AIM International Equity Fund	$31,230,748
5,841,312	AZL BlackRock Capital Appreciation Fund	64,137,605
2,665,727	AZL Columbia Mid Cap Value Fund	16,660,793
1,886,989	AZL Columbia Small Cap Value Fund	15,926,187
6,454,803	AZL Davis NY Venture Fund	64,096,197
2,563,519	AZL International Index Fund*	33,505,194
2,541,039	AZL Jennison 20/20 Focus Fund	30,060,496
8,009,830	AZL JPMorgan U.S.Equity Fund	63,277,660
1,280,433	AZL Mid Cap Index Fund*	15,877,365
2,439,309	AZL NFJ International Value Fund*	31,369,510
735,335	AZL OCC Opportunity Fund*	7,890,147
11,395,392	AZL S&P 500 Index Fund, Class 2	82,844,497
4,463,653	AZL Schroder Emerging Markets Equity Fund, Class 2	32,272,211
2,104,686	AZL Small Cap Stock Index Fund*	15,932,473
2,917,485	AZL Strategic Investments Trust*	15,783,591
1,083,173	AZL Turner Quantitative Small Cap Growth Fund*	7,972,154
7,762,171	AZL Van Kampen Comstock Fund	56,586,227
4,048,513	AZL Van Kampen Global Real Estate Fund	29,554,143
1,625,223	AZL Van Kampen Mid Cap Growth Fund*	16,772,301
4,187,891	PIMCO PVIT CommodityRealReturn Strategy Portfolio	36,183,380
655,355	PIMCO PVIT Emerging Markets Bond Portfolio	8,211,596
1,652,919	PIMCO PVIT Global Bond Portfolio (Unhedged)	23,058,224
2,459,086	PIMCO PVIT High Yield Portfolio	17,238,192
968,075	PIMCO PVIT Real Return Portfolio	12,284,870
6,755,521	PIMCO PVIT Total Return Portfolio	75,391,610

Total Affiliated Investment Companies
(Cost $748,938,022)		804,117,371

Total Investment Securities
(Cost $748,938,022)(a)—100.1%		804,117,371
Net other assets (liabilities) — (0.1)%		(489,458)

Net Assets — 100.0%		$803,627,913

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $814,027,387. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$85,939,846
Unrealized depreciation	(95,849,862)

Net unrealized depreciation	$(9,910,016)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
2,010,911	AZL AIM International Equity Fund	$25,960,862
4,445,666	AZL BlackRock Capital Appreciation Fund	48,813,417
2,215,309	AZL Columbia Mid Cap Value Fund	13,845,678
1,544,596	AZL Columbia Small Cap Value Fund	13,036,389
5,262,064	AZL Davis NY Venture Fund	52,252,296
2,094,709	AZL International Index Fund*	27,377,841
2,173,891	AZL Jennison 20/20 Focus Fund	25,717,132
6,368,089	AZL JPMorgan U.S.Equity Fund	50,307,906
924,008	AZL Mid Cap Index Fund*	11,457,694
2,024,747	AZL NFJ International Value Fund*	26,038,251
601,962	AZL OCC Opportunity Fund*	6,459,048
10,534,559	AZL S&P 500 Index Fund, Class 2	76,586,246
3,633,165	AZL Schroder Emerging Markets Equity Fund, Class 2	26,267,785
1,387,464	AZL Small Cap Stock Index Fund*	10,503,103
2,670,761	AZL Strategic Investments Trust*	14,448,819
888,645	AZL Turner Quantitative Small Cap Growth Fund*	6,540,424
6,338,372	AZL Van Kampen Comstock Fund	46,206,733
3,384,485	AZL Van Kampen Global Real Estate Fund	24,706,737
1,340,295	AZL Van Kampen Mid Cap Growth Fund*	13,831,849
3,516,700	PIMCO PVIT CommodityRealReturn Strategy Portfolio	30,384,288
1,247,467	PIMCO PVIT Emerging Markets Bond Portfolio	15,630,767
3,296,947	PIMCO PVIT Global Bond Portfolio (Unhedged)	45,992,405
4,877,343	PIMCO PVIT High Yield Portfolio	34,190,172
1,921,851	PIMCO PVIT Real Return Portfolio	24,388,283
12,864,295	PIMCO PVIT Total Return Portfolio	143,565,527

Total Affiliated Investment Companies
(Cost $719,627,424)		814,509,652

Investment Company (0.2%):(a)
1,356,916	Dreyfus Treasury Prime Cash Management, 0.00%	1,356,916

Total Investment Company
(Cost $1,356,916)		1,356,916

Total Investment Securities
(Cost $720,984,340)(b)—100.1%		815,866,568
Net other assets (liabilities) — (0.1)%		(565,226)

Net Assets — 100.0%		$815,301,342

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $779,484,389. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$101,013,195
Unrealized depreciation	(64,631,016)

Net unrealized appreciation	$36,382,179

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
1,499,489	AZL Enhanced Bond Index Fund*	$15,129,842
353,338	AZL International Index Fund*	4,618,132
229,293	AZL Mid Cap Index Fund*	2,843,235
1,289,561	AZL S&P 500 Index Fund, Class 2	9,375,110
197,312	AZL Small Cap Stock Index Fund*	1,493,654

Total Affiliated Investment Companies
(Cost $30,026,187)		33,459,973

Total Investment Securities
(Cost $30,026,187)(a)—100.0%		33,459,973
Net other assets (liabilities) — 0.0%		(4,475)

Net Assets — 100.0%		$33,455,498

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $30,026,187. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,433,786
Unrealized depreciation	—

Net unrealized appreciation	$3,433,786

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
1,049,640	AZL Enhanced Bond Index Fund*	$10,590,868
424,005	AZL International Index Fund*	5,541,750
305,724	AZL Mid Cap Index Fund*	3,790,973
1,735,945	AZL S&P 500 Index Fund, Class 2	12,620,318
246,640	AZL Small Cap Stock Index Fund*	1,867,064

Total Affiliated Investment Companies
(Cost $30,038,699)		34,410,973

Total Investment Securities
(Cost $30,038,699)(a)—100.0%		34,410,973
Net other assets (liabilities) — 0.0%		(4,727)

Net Assets — 100.0%		$34,406,246

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $30,038,699. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,372,274
Unrealized depreciation	—

Net unrealized appreciation	$4,372,274

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2009 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of five separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, the AZL Balanced Index Strategy Fund and the AZL Moderate Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust.
The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
The Funds record its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period.
3. Investment Valuation Summary
The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2009 (Unaudited)
* Level 1—quoted prices in active markets for identical assets
* Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
* Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Schedules of Portfolio Investments include additional information regarding the investments for the Funds. The following is a summary of the valuation inputs used as of September 30, 2009 in valuing the Funds’ investments based upon three levels defined above:

	LEVEL 1	LEVEL 2		TOTAL
AZL Fusion Balanced Fund
Investment Securities:
Affiliated Investment Companies	$520,762,282	$8,392,877	(1)	$529,155,159

Total Investment Securities	$520,762,282	$8,392,877		$529,155,159

AZL Fusion Growth Fund
Investment Securities:
Affiliated Investment Companies	$788,333,780	$15,783,591	(1)	$804,117,371

Total Investment Securities	$788,333,780	$15,783,591		$804,117,371

AZL Fusion Moderate Fund
Investment Securities:
Affiliated Investment Companies	$800,060,833	$14,448,819	(1)	$814,509,652
Investment Companies	1,356,916	—		1,356,916

Total Investment Securities	$801,417,749	$14,448,819		$815,866,568

AZL Balanced Index Strategy Fund
Investment Securities:
Affiliated Investment Companies	$33,459,973	$—		$33,459,973

Total Investment Securities	$33,459,973	$—		$33,459,973

AZL Moderate Index Strategy Fund
Investment Securities:
Affiliated Investment Companies	$34,410,973	$—		$34,410,973

Total Investment Securities	$34,410,973	$—		$34,410,973

(1)	Consists of the holding, AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Funds’ Schedule of Portfolio Investments.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Jeffrey Kletti
Jeffrey Kletti, President
Date  November 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti
Jeffrey Kletti, President
Date  November 24, 2009

By (Signature and Title)*	/s/ Gregory R. Seward
Gregory R. Seward, Treasurer
Date  November 24, 2009

*	Print the name and title of each signing officer under his or her signature.